Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Income Statement (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Statement [line items]
Income taxes	$ 3,014	$ 778		$ 4,294	$ 1,374
Net loss for the period	(21,521)	(2,679)	$ (21,521)	(28,073)	(8,505)	$ (28,073)
Exchange difference on translating foreign operations	(142)	(402)		546	(1,110)
Comprehensive loss for the period	$ (21,663)	$ (3,081)		$ (27,527)	$ (9,615)
Basic loss per share	$ (0.66)	$ (0.1)		$ (0.96)	$ (0.34)
Diluted loss per share	$ (0.66)	$ (0.1)		$ (0.96)	$ (0.34)
Previously Reported
Income Statement [line items]
Income taxes		$ 517			$ 749
Net loss for the period		(2,940)			(9,132)
Exchange difference on translating foreign operations		130			(1,086)
Comprehensive loss for the period		$ (2,810)			$ (10,218)
Basic loss per share		$ (0.11)			$ (0.36)
Diluted loss per share		$ (0.11)			$ (0.36)
Adjustments
Income Statement [line items]
Income taxes		$ 261			$ 625
Net loss for the period		261			627
Exchange difference on translating foreign operations		(532)			(24)
Comprehensive loss for the period		$ (271)			$ 603
Basic loss per share		$ 0.01			$ 0.02
Diluted loss per share		$ 0.01			$ 0.02